BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - NARRATIVE (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Accounting Policies [Line Items]
Number of countries where finished beverage products bearing our trademarks are sold	200
Beverage servings consumed per day which bears trademarks owned by or licensed by the entity, number	2,200,000,000
Beverage servings consumed per day, number	65,000,000,000
Advertising costs included in selling, general and administrative expenses	$ 5,000	$ 5,000	$ 4,000
Advertising and production costs recorded in prepaid expenses and other assets	$ 25	$ 43
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	3.0	8.0	8.0
Investments classified as cash equivalents, maximum maturity period (in months)	3
Investments classified as short term investments maturity period, low end of the range (in months)	3
Investments classified as short term investments maturity period, high end of the range (in years)	1
Investment, Proportional Amortization Method, Elected, Statement of Financial Position	Other noncurrent assets
Investment Program, Proportional Amortization Method, Policy Election	true
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income taxes
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Consolidated Net Income
Accounts Receivable, Sale	$ 21,873	$ 17,704
Gain (Loss) on Sale of Accounts Receivable	114	83
Depreciation expense	$ 997	1,018	$ 1,125
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Buildings and improvements
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	40 years
Machinery and Equipment
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	20 years
Leasehold Improvements
Accounting Policies [Line Items]
Amortization	$ 17	14	$ 13
Maximum
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Not primary beneficiary
Accounting Policies [Line Items]
VIEs maximum exposures to loss	$ 1,680	1,225
Primary beneficiary
Accounting Policies [Line Items]
VIEs maximum exposures to loss	$ 87	$ 88